Offerings - Offering: 1	Aug. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	34,462,058
Proposed Maximum Offering Price per Unit	2.905
Maximum Aggregate Offering Price	$ 100,112,278.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,825.51
Offering Note	The shares of common stock will be offered for resale by the selling stockholders pursuant to the prospectus contained herein. The 34,462,058 shares consist of (i) 1,282,143 shares previously issued in private transactions to certain stockholders and now held by such stockholders, (ii) 21,300,295 shares issuable upon either (a) conversion of convertible promissory notes issued in May 2026 (the "May 2026 Notes"), or (b) conversion of the shares of preferred stock that may be issued upon conversion of the May 2026 Notes, (iii) 8,298,225 shares issuable upon the exercise of warrants issued in connection with the May 2026 Notes, and (iv) 3,581,395 shares issuable upon the exercise of placement agent warrants issued to the placement agent and its designees in connection with financings completed in January 2026 and May 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate additional number of shares of common stock issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events with respect to the shares of common stock being registered pursuant to this registration statement. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on average of high and low price per share of the common stock as reported on The Nasdaq Capital Market as of date that is within five business days prior to the filing of this registration statement.